Other Receivables (Details)	6 Months Ended
Jun. 30, 2022
Disclosure Of Other Receivablestext Block Abstract
Cash management, description	The contract sum was THB21,256,800 (approximately $0.6 million), in which $188,047 was paid during the six months ended June 30, 2022.